UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-09583
                                                     ---------

                           UBS Eucalyptus Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2009
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                           UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

                           UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009



                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital ....................   1

Statement of Operations ..................................................   2

Statements of Changes in Members' Capital ................................   3

Statement of Cash Flows ..................................................   4

Financial Highlights .....................................................   5

Notes to Financial Statements ............................................   6

Schedule of Portfolio Investments ........................................   21

                                                     UBS EUCALYPTUS FUND, L.L.C.

                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

ASSETS
Investments in securities, at fair value (cost $193,317,231)                                         $191,825,904
Receivables:
  Investments sold, not settled                                                                         3,768,958
  Interest                                                                                                105,500
  Dividends                                                                                                79,303
Other assets                                                                                               53,905
-----------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                          195,833,570
-----------------------------------------------------------------------------------------------------------------

LIABILITIES
Due to custodian                                                                                        1,801,745
Securities sold, not yet purchased, at fair value (proceeds of sales $49,091,742)                      49,284,393
Options written at fair value (premiums $741,048)                                                         681,233
Unrealized depreciation on swaps                                                                        1,488,400
Payables:
  Investments purchased, not settled                                                                    1,667,543
  Due to brokers                                                                                        5,247,889
  Withdrawals payable                                                                                   1,085,732
  Management Fee                                                                                          133,721
  Professional fees                                                                                        87,310
  Dividends                                                                                                61,045
  Administration fee                                                                                       24,089
  Interest                                                                                                 13,511
  Other liabilities                                                                                        46,634
-----------------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                      61,623,245
-----------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                           $134,210,325
-----------------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                            $137,322,888
Accumulated net unrealized appreciation/(depreciation) on investments in securities, securities sold, not yet purchased, derivative contracts, and other assets and liabilities denominated in
  foreign currencies                                                                                   (3,112,563)
-----------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                                     $134,210,325
-----------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                             $    301,788
Dividends and other income (less foreign withholding taxes of $55,614)                      7,872
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                   309,660
-------------------------------------------------------------------------------------------------

EXPENSES

Management Fee                                                                            829,664
Dividends                                                                                 410,523
Professional fees                                                                         109,752
Administration fee                                                                         69,449
Other expenses                                                                            237,976
-------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                          1,657,364
-------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                    (1,347,704)
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from:
  Investments                                                                          (9,812,020)
  Swaps                                                                                   (74,550)
  Securities sold, not yet purchased                                                    6,802,165
  Written options                                                                         623,232
  Foreign currency transactions                                                          (271,492)
Net change in unrealized appreciation/depreciation from:
  Investments, securities sold, not yet purchased, derivative contracts
  and foreign currency transactions                                                    17,564,742
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                                 14,832,077
-------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                             $ 13,484,373
-------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

--------------------------------------------------------------------------------


                                    YEAR ENDED DECEMBER 31, 2008 AND PERIOD FROM
                                    JANUARY 1, 2009 TO JUNE 30, 2009 (UNAUDITED)


--------------------------------------------------------------------------------------------------------------------
                                                                     MANAGER            MEMBERS            TOTAL
--------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2008                               $  4,059,990       $232,365,084       $236,425,074

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                          (2,057)          (425,318)          (427,375)
  Net realized gain/(loss) from investments, derivative
       contracts and foreign currency transactions                      (8,744)       (10,674,077)       (10,682,821)
   Net change in unrealized appreciation/depreciation
       from investments, derivative contracts and foreign
       currency transactions                                           (30,014)       (29,077,640)       (29,107,654)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                           (40,815)       (40,177,035)       (40,217,850)
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Manager and Members' withdrawals                                    (3,833,281)       (45,855,896)       (49,689,177)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL                         (3,833,281)       (45,855,896)       (49,689,177)
     DERIVED FROM CAPITAL TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2008                             $    185,894       $146,332,153       $146,518,047
--------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                            (269)        (1,347,435)        (1,347,704)
  Net realized gain/(loss) from investments, derivative
        contracts and foreign currency transactions                     (6,877)        (2,725,788)        (2,732,665)
  Net change in unrealized appreciation/depreciation
       from investments, securities sold, not yet purchased,
       derivative contracts and foreign currency transactions           29,899         17,534,843         17,564,742
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                            22,753         13,461,620         13,484,373
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Manager and Members' withdrawals                                            --        (25,792,095)       (25,792,095)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                                      --        (25,792,095)       (25,792,095)
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2009                                 $    208,647       $134,001,678       $134,210,325
--------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                            $  13,484,373
Adjustments to reconcile net increase in Member's capital derived from operations to net cash provided by operating activities:
  Purchases of investments                                                                           (151,330,643)
  Proceeds from disposition of investments                                                            162,911,267
  Proceeds received from securities sold, not yet purchased                                            68,754,217
  Cost to cover securities sold, not yet purchased                                                    (84,909,725)
  Net realized (gain)/loss from investments, securities sold, not yet purchased and derivative
   contracts                                                                                            2,461,173
  Net accretion of bond discount and amortization of bond premium                                         (71,735)
  Net change in unrealized appreciation/depreciation from investments, securities sold, not yet
   purchased and derivative contracts                                                                 (17,571,255)
  Changes in assets and liabilities:
   (Increase) decrease in assets:
   Dividends                                                                                              147,317
   Due from broker                                                                                     16,642,204
   Interest                                                                                               153,876
   Investments sold, not settled                                                                          944,295
   Other assets                                                                                           (48,969)
  Increase (decrease) in payables:
   Administration fee                                                                                          27
   Dividends                                                                                               50,275
   Due to brokers                                                                                       5,247,889
   Interest                                                                                               (11,598)
   Investments purchased, not settled                                                                     813,039
   Management Fee                                                                                         (10,964)
   Professional fees                                                                                     (117,777)
   Other liabilities                                                                                       25,572
-----------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                              17,562,858

CASH FLOWS FROM FINANCING ACTIVITIES
Increase in cash overdraft due to custodian                                                             1,801,745
Payments on Members' withdrawals                                                                      (26,606,280)
-----------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                                 (24,804,535)

Net decrease in cash and cash equivalents                                                              (7,241,677)
Cash and cash equivalents--beginning of period                                                          7,241,677
-----------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                            $           0
-----------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
    Interest paid                                                                                   $      86,320
-----------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                PERIOD FROM
                              JANUARY 1, 2009                               YEARS ENDED DECEMBER 31,
                             TO JUNE 30, 2009                               ------------------------
                                 (UNAUDITED)         2008             2007             2006             2005             2004
                                 -----------         ----             ----             ----             ----             ----
Ratio of net investment loss to
average net assets(b)             (1.97%)(a)        (0.23%)          (1.67%)          (1.23%)          (1.48%)          (1.38%)

Ratio of total expenses to
average net assets(b)              2.42%(a)          2.98%            3.44%            2.81%            2.20%            1.94%

Ratio of total expenses to
average net assets after
Incentive Allocation(b,c)          2.42%(a)          2.98%            5.11%            5.37%            3.82%            2.21%

Portfolio turnover rate           89.19%           116.78%          179.85%           65.08%           62.86%           57.85%

Total return(d)                   11.56%           (19.04%)           8.85%           13.48%           10.50%            3.91%

Total return after
Incentive Allocation(e)           11.56%           (19.04%)           7.08%           10.78%            8.40%            3.13%

Average debt ratio(b)                --             28.51%           25.11%           16.16%           11.15%            8.61%

Net asset value at end
of period                       $134,210,325     $146,518,047     $236,425,074     $281,362,869     $280,981,482     $281,519,204

   (a) Annualized.

   (b) The average net assets used in the above ratios are calculated using pre-tender net assets.

   (c) Ratio of total expenses to average net assets after Incentive Allocation to the Manager may vary from the above for individual Members due to Incentive Allocation, if applicable, and timing of capital transactions.

   (d) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and return may vary from the above based on the timing of capital transactions.

   (e) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and return may vary from the above based on Incentive Allocation, if applicable and the timing of capital transactions.

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS Eucalyptus Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. Although the Fund will invest primarily in publicly traded securities, it may invest up to 15% of the value of its total assets (measured at the time of purchase) in restricted securities and other investments which are illiquid. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies. The Fund commenced operations on November 22, 1999.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Eucalyptus Management, L.L.C. (the "Manager") a Delaware limited liability company, to provide investment advice to the Fund.

         The  Manager  is a joint  venture  between  UBS  Fund  Advisor,  L.L.C.
         ("UBSFA") and OrbiMed Advisors, L.L.C. ("OrbiMed"). UBSFA is the Managing Member of the Manager and is a direct, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.   PORTFOLIO VALUATION

         The Fund adopted the Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. Under FAS 157, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

         Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------
2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         LEVEL 1--quoted prices in active markets for identical securities. LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
         LEVEL 3--significant unobservable inputs (including indicative non-binding broker quotes.)

         Financial Accounting Standards Board ("FASB") Staff Position ("FSP") 157-4 was issued on April 9, 2009. It provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased and provides guidance on identifying circumstances that indicate a transaction is not orderly. This FSP also expands the quantitative disclosures required by FAS 157. For assets and liabilities measured at fair value on a recurring basis during the period, this FSP requires quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category. "Major category" is defined as major security types as described in FSP FAS 115-2. As a result, the Fund shall now include in its FAS 157 tables the following major security types (noted in FSP FAS 115-2), though additional types may also be necessary:

         a. Equity securities (segregated by industry type, company size, or investment objective)
         b. Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies
         c. Debt securities issued by states of the United States and political subdivisions of the states
         d.   Debt securities issued by foreign governments
         e.   Corporate debt securities
         f.   Residential mortgage-backed securities
         g.   Commercial mortgage-backed securities
         h.   Collateralized debt obligations
         i.   Other debt obligations

         A detailed depiction of the portfolio broken down into the above mentioned FAS 157 levels can be found in the tables following the Schedule of Portfolio Investments.

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges.

         Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

         Open total return swap agreements are valued using contractual terms, quoted inputs and may be valued by independent valuation models and related unrealized gains and losses on the swap agreements are recorded on the Statement of Assets, Liabilities and Members' Capital.

         When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction.

         Private securities including warrants are valued pursuant to the Fund's valuation procedures. In such situations, the Fund's investments are valued in a manner that the Manager, following procedures approved by the Directors, determines best reflects their fair value. At each reporting date, privately held debt and equity securities are valued based on an analysis of various factors including, but not limited to, the portfolio company's operating performance and financial condition and general market conditions that could impact the valuation. When an external event occurs, such as a purchase transaction, public offering or subsequent equity sale, the pricing indicated by that external event is utilized to corroborate the Fund's valuation of the debt and equity securities. The Fund periodically reviews the valuation of its portfolio companies that have not been involved in a qualifying external event to determine if the enterprise value of the portfolio company may have increased or decreased since the last valuation measurement date. The Fund may consider, but is not limited to, industry valuation methods such as price to enterprise value or price to equity ratios, discounted cash flows, valuation comparisons to comparable public companies or other industry benchmarks in its evaluation of the fair value of its investment.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         If market quotations are not readily available, the fair value of the securities described above are determined in good faith by, or under the supervision of, the Directors in consultation with the Manager.

         The valuation process described above represents a good faith approximation of the value of an asset and is used where there is no public market or possibly no market at all for a company's securities. The fair value established may differ significantly from the values that would have been used had a ready market for the securities existed and the differences could be material. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the valuations currently assigned. As a result, the Fund's issuance or repurchase of its interests at a time when it owns securities which utilize valuation techniques that are not readily observable and significant to the fair value measurement may have the effect of diluting or increasing the economic interest of existing investors.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities or liabilities at June 30, 2009.

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         The Fund may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets, Liabilities and Members' Capital as an asset and as an equivalent liability. The amount of the

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

         In writing an option, the Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

         The fair value of the Fund's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

         B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments and securities sold, not yet purchased from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments and securities sold, not yet purchased. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION (CONTINUED)

         loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         C.   FUND EXPENSES

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         D.   INCOME TAXES

         The Fund has reclassified $1,347,704 and $2,732,665 from accumulated net investment loss and accumulated net realized loss on investments, securities sold, not yet purchased, derivative contracts and foreign currency transactions respectively, to net capital contributions during the six month period ended June 30, 2009. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2009 and had no effect on net assets.

         The Fund is subject to the provisions of FASB Interpretation 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2008 and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2009, the Fund did not incur any interest or penalties.

         Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         E.   CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.   USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Management Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to OrbiMed.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the period from January 1, 2009 to June 30, 2009, UBS FSI and its affiliates earned brokerage commissions of $19,946 from portfolio transactions executed on behalf of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS (CONTINUED)

         generally at the end of each fiscal year thereafter, upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, (defined as net increase in Members' Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

         There was no Incentive Allocation for the period from January 1, 2009 to June 30, 2009 or the year ended December 31, 2008. Any Incentive Allocation would have been recorded as an increase to the Manager's capital account, such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

         For Members which were not in the Fund for twelve months as of the period from January 1, 2009 to June 30, 2009 and December 31, 2008, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year in March and September. A Member's interest, or portion thereof, in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

         Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2009 to June 30, 2009 were $26,089, which is included in other expenses.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS (CONTINUED)

         As described in the private placement memorandum, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund and other clients. Such credits can be used by OrbiMed for research and related services that would then be paid for, or provided by, the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by OrbiMed.

4.       ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PNC Global Investment Servicing (U.S.), Inc. ("PNC"), formerly PFPC Inc., a member of the PNC Financial Services Group, Inc., serves as Administrative and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

         As of June 30, 2009, there was $1,801,745 owed by the Fund to the Custodian. The Fund incurred interest expense of $106, calculated in accordance with the service agreement between the Fund and the Custodian resulting from this borrowing. The borrowing was repaid in full on July 10, 2009.

5.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the period from January 1, 2009 to June 30, 2009 amounted to $236,240,368 and $231,665,484, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $84,909,725 and $68,754,217, respectively. Net realized gain resulting from securities sold, not yet purchased was $6,802,165 for the period from January 1, 2009 to June 30, 2009.

         At December 31, 2008, the tax basis of investments was $152,379,364 resulting in accumulated net unrealized appreciation on investments of $36,582,021 which consists of $18,773,139 gross unrealized appreciation and $55,355,160 gross unrealized depreciation. The difference between the book and tax basis investments is primarily attributable to wash sales. The tax basis of investments for 2009 will not be finalized by the Fund until after the fiscal year end.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

6.       DUE TO BROKERS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which is maintained in a segregated cash account held by the Custodian. The Fund had no borrowings or interest expense for the period from January 1, 2009 to June 30, 2009. The Fund pledges securities in an account at the Custodian, for the benefit of the prime broker, to meet margin requirements as determined by the prime broker.

7.       DUE FROM BROKERS

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from brokers (Morgan Stanley & Co. Incorporated and Goldman Sachs & Co.) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime brokers.

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         Derivative contracts serve as components of the Fund's investment strategies and are utilized to structure and hedge investments to enhance performance and reduce risk to the Fund as well as for speculative purposes and other independent profit opportunities. The derivative contracts that the Fund holds include foreign currency forwards and futures contracts, options, and swaps. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Swaps represent agreements that obligate two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or otherwise determined notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Therefore, amounts required for the future satisfaction of the swap may be greater or less than the amount recorded. The ultimate gain or loss depends upon the price or rate at which the underlying financial instrument of the swap is valued at the swap's settlement date. The Fund is subject to the

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         market risk associated with changes in the value of the underlying asset, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized on the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate cash to be received or paid, respectively. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

         The Fund may enter into total return swaps to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity). Total return swaps are agreements in which one party commits to pay interest in exchange for the total return (coupons plus capital gains/losses) of an underlying asset. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund's maximum risk of loss due to counterparty default is the discounted net value of the cash flows paid to/received from the counterparty over the total return swap's remaining life. The Fund may mitigate this risk by offsetting any payables and/or receivables with collateral held or pledged.

         The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements.

         The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

         During the period from January 1, 2009 to June 30, 2009, the Fund did not trade any forward foreign currency or futures contracts.

         The Fund may purchase and write call and put options. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability) and an equivalent liability (asset). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Fund writes a call option, such option is "covered," meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation. Certain call options are written as part of an arrangement where the counterparty to the transaction borrows the underlying security from the Fund in a securities lending transaction. In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction.

         Written option activity for the period from January 1, 2009 to June 30, 2009 for UBS Eucalyptus Fund, L.L.C., is as follows:


         -------------------------------------------------------------------------------------------
                                                                                  Amount of premiums
                                                       Number of contracts             received
         -------------------------------------------------------------------------------------------
              Options outstanding at
              December 31, 2008                               1,800                 $    256,919
         -------------------------------------------------------------------------------------------
              Options written                                27,409                    3,122,432
         -------------------------------------------------------------------------------------------
              Options terminated in closing
              purchase transactions                          (8,947)                  (1,283,863)
         -------------------------------------------------------------------------------------------
              Options expired prior to exercise             (13,982)                  (1,354,440)
         -------------------------------------------------------------------------------------------
              Options outstanding at June 30, 2009            6,280                 $    741,048
         -------------------------------------------------------------------------------------------

         During the period from January 1, 2009 to June 30, 2009, the net realized gain on written option contracts was $623,232.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         On January 1, 2009, the Fund adopted the FASB released Statement of Financial Accounting Standards No. 161 DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.


                      FAIR VALUES OF DERIVATIVE INSTRUMENTS
                                  AS OF JUNE 30

DERIVATIVES NOT
ACCOUNTED FOR AS HEDGING
INSTRUMENTS UNDER
STATEMENT 133 (A)                             ASSET DERIVATIVES                                 LIABILITY DERIVATIVES
                                 ---------------------------------------------------------------------------------------------------
                                                    2009                                                  2009
                                 ---------------------------------------------------------------------------------------------------
                                 Balance Sheet Location         Fair Value      Balance Sheet Location               Fair Value
                                 ---------------------------------------------------------------------------------------------------
IN THOUSANDS OF DOLLARS

Equity contracts                 Investments at fair value         $248         Option written -- at fair value        $  681
------------------------------------------------------------------------------------------------------------------------------------
Other contracts
                                                                     --         Unrealized depreciation on swaps        1,488
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                              $248                                                $2,169
------------------------------------------------------------------------------------------------------------------------------------

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

      THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS
                      SIX MONTH PERIOD ENDED JUNE 30, 2009


   DERIVATIVES NOT                                                                                     AMOUNT OF
   ACCOUNTED FOR AS                                                     AMOUNT OF REALIZED        UNREALIZED GAIN OR
 HEDGING INSTRUMENTS                                                      GAIN OR (LOSS)           (LOSS) RECOGNIZED
        UNDER                   LOCATION OF GAIN OR (LOSS)             RECOGNIZED IN INCOME          IN INCOME ON
   STATEMENT 133(A)         RECOGNIZED IN INCOME ON DERIVATIVE            ON DERIVATIVES              DERIVATIVES
--------------------------------------------------------------------------------------------------------------------

IN THOUSANDS OF
DOLLARS

--------------------------------------------------------------------------------------------------------------------
Equity contracts           Net realized gain/(loss) on                          $623                   $  (127)
                           transactions from options written /
                           change in unrealized appreciation
                           (depreciation) of options written
--------------------------------------------------------------------------------------------------------------------
Other contracts            Net realized gain/(loss) on                           (75)                   (6,306)
                           transactions from swaps / change in
                           unrealized appreciation
                           (depreciation) of swaps
--------------------------------------------------------------------------------------------------------------------
Total                                                                           $548                   $(6,433)
--------------------------------------------------------------------------------------------------------------------

9.       INDEMNIFICATION AND FINANCIAL GUARANTEES

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

         In the normal course of trading activities, the Fund trades and holds certain fair-valued derivative contracts, which constitutes guarantees under FASB Interpretation 45, GUARANTORS' ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS. Such contracts include written put options, where the Fund would be obligated to purchase securities at specified prices, i.e. the options are exercised by the counterparties. The maximum payout for these contracts is limited to the number of put option contracts written and the related strike prices, respectively. At June 30, 2009 the Fund had maximum payout amounts of approximately

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

9.       INDEMNIFICATION AND FINANCIAL GUARANTEES (CONTINUED)

         $10,059,000 relating to written put option contracts, which expire between 1 and 7 months. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

         The fair value of written put option contracts as of June 30, 2009 is $237,083 and is included as a liability in written options, at market value on the Statement of Assets, Liabilities and Members' Capital.

10.      SUBSEQUENT EVENT

         Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009


          PAR                                                                                                 FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (142.93%)
                    -----------------------------------
                    CORPORATE BONDS (3.78%)
                    -----------------------
                    MEDICAL - DRUGS (3.63%)
       $1,700,000   Ledgemont Royalty Sub LLC., 16.00%, 11/05/24 (a)                                         $  1,530,000
          916,000   Pharma X (Senisipar - Cinac), 15.50%, 03/30/17 (a)                                            760,280
        3,234,853   Rotavirus Royalty Sub LLC.,, 6.344%, 10/15/14 *,***, (a)                                    2,587,883
                                                                                                             ------------
                                                                                                                4,878,163
                                                                                                             ------------

                    THERAPEUTICS (0.15%)
          600,000   Vion Pharmaceuticals, Inc., (Callable 02/15/10 @ 100.00), 7.75%, 02/15/12 (a)                 198,000
                                                                                                             ------------
                    TOTAL CORPORATE BONDS (Cost $6,251,666)                                                     5,076,163
                                                                                                             ------------


         SHARES                                                                                               FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (136.22%)
                    ----------------------
                    DENTAL SUPPLIES & EQUIPMENT (2.25%)
          285,000   Align Technology, Inc.  *,(b)                                                               3,021,000
                                                                                                             ------------

                    DIAGNOSTIC EQUIPMENT (1.12%)
          253,100   Affymetrix, Inc.  *,(b)                                                                     1,500,883
                                                                                                             ------------

                    DRUG DELIVERY SYSTEMS (0.54%)
          310,500   Antares Pharma, Inc.  *                                                                       276,345
          481,500   AP Pharma, Inc.  *                                                                            452,610
                                                                                                             ------------
                                                                                                                  728,955
                                                                                                             ------------

                    INSTRUMENTS - CONTROLS (3.83%)
          126,100   Thermo Fischer Scientific, Inc.  (b)                                                        5,141,097
                                                                                                             ------------

                    MEDICAL - BIOMEDICAL/GENETICS (45.64%)
           42,500   Acorda Therapeutics, Inc.  *,(b)                                                            1,198,075
          163,000   Amgen, Inc.  *,(b)                                                                          8,629,220
          260,000   Anadys Pharmaceuticals, Inc.  *                                                               483,600
          465,900   Ariad Pharmaceuticals, Inc.  *,(b)                                                            745,440
           15,800   Bavarian Nordic A/S - (Denmark) *,**                                                          555,018
          112,000   Biogen Idec, Inc.  *,(b)                                                                    5,056,800
          187,900   Bioms Medical Corp. - (Canada) *,**                                                           449,788
          161,000   Celgene Corp.  *,(b)                                                                        7,702,240
           90,000   Curis, Inc.  *                                                                                144,000
          653,600   Cytokinetics, Inc.  *,(b)                                                                   1,849,688
          265,200   Dendreon Corp.  *,(b)                                                                       6,630,000
           28,200   Genmab A/S - (Denmark) *,**, (b)                                                              973,339
           52,700   Genzyme Corp.  *,(b)                                                                        2,933,809
          193,000   Gilead Sciences, Inc.  *,(b)                                                                9,040,120
          255,700   InterMune, Inc.  *,(b)                                                                      3,886,640
          128,400   OSI Pharmaceuticals, Inc.  *,(b)                                                            3,624,732
           31,000   United Therapeutics Corp.  *,(b)                                                            2,583,230
          132,600   Vertex Pharmaceuticals, Inc.  *,(b)                                                         4,769,622
                1   XOMA, Ltd.  *                                                                                       1
                                                                                                             ------------
                                                                                                               61,255,362
                                                                                                             ------------

                    MEDICAL - DRUGS (51.26%)
          123,600   Abbott Laboratories  (b)                                                                    5,814,144

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------


         SHARES                                                                                               FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - DRUGS (CONTINUED)
          116,000   Allergan, Inc.  (b)                                                                      $  5,519,280
           47,000   Auxilium Pharmaceuticals, Inc.  *,(b)                                                       1,474,860
          392,200   Bristol-Myers Squibb Co.  (b)                                                               7,965,582
           18,600   Cadence Pharmaceuticals, Inc.  *                                                              185,814
          627,400   Elan Corp. PLC - (Ireland) *,**, (b)                                                        3,996,538
          137,800   Endo Pharmaceuticals Holdings, Inc.  *,(b)                                                  2,469,376
           41,000   Merck Kgaa - (Germany) **, (b)                                                              4,169,355
           10,000   Myriad Pharmaceuticals, Inc.  *,(b)                                                            46,500
           92,600   Nichi-iko Pharmaceutical Co., Ltd. - (Japan) **, (b)                                        2,888,801
           15,800   Pharmasset, Inc.  *,(b)                                                                       177,750
          280,000   Poniard Pharmaceuticals, Inc.  *,(b)                                                        1,671,600
           58,000   Roche Holding AG - (Switzerland) **, (b)                                                    7,876,971
          315,600   Schering-Plough Corp.  (b)                                                                  7,927,872
          342,000   Shionogi & Co., Ltd. - (Japan) (b), **                                                      6,617,754
          605,776   Skyepharma PLC - (United Kingdom) *,**                                                      1,207,122
          193,700   Wyeth  (b)                                                                                  8,792,043
                                                                                                             ------------
                                                                                                               68,801,362
                                                                                                             ------------

                    MEDICAL - GENERIC DRUGS (8.98%)
          254,000   Nippon Chemiphar Co., Ltd. - (Japan) **                                                       802,923
          120,000   Par Pharmaceutical Co., Inc.  *,(b)                                                         1,818,000
           63,000   Sawai Pharmaceutical Co., Ltd. - (Japan) **, (b)                                            3,427,994
           56,900   Teva Pharmaceutical Industries, Ltd. - (Israel) **, (b), (c)                                2,807,446
           63,800   Towa Pharmaceutical Co., Ltd. - (Japan) **, (b)                                             3,200,414
                                                                                                             ------------
                                                                                                               12,056,777
                                                                                                             ------------

                    MEDICAL - HMO (1.60%)
           20,500   Aetna, Inc., (a)  (b)                                                                         513,525
           23,200   CIGNA Corp.  (b)                                                                              558,888
           20,700   United Health Group, Inc.  (b)                                                                517,086
           10,900   Wellpoint Inc  *,(b)                                                                          554,701
                                                                                                             ------------
                                                                                                                2,144,200
                                                                                                             ------------

                    MEDICAL INSTRUMENTS (0.80%)
           99,000   ArthroCare Corp.  *,(b)                                                                     1,069,200
                                                                                                             ------------

                    MEDICAL PRODUCTS (9.30%)
          112,000   Covidien PLC - (Ireland) **, (b)                                                            4,193,280
          122,700   Johnson & Johnson  (b)                                                                      6,969,360
           31,000   Zimmer Holdings, Inc.  *,(b)                                                                1,320,600
                                                                                                             ------------
                                                                                                               12,483,240
                                                                                                             ------------

                    THERAPEUTICS (10.49%)
          671,100   Allos Therapeutics, Inc.  *,(b)                                                             5,563,419
          207,800   BioMarin Pharmaceutical, Inc.  *,(b)                                                        3,243,758
          114,000   Onyx Pharmaceuticals, Inc.  *,(b)                                                           3,221,640
          527,300   Trimeris, Inc.  (b)                                                                         1,065,146
           75,000   Warner Chilcott Limited - (Bermuda) *,**, (b)                                                 986,250
                                                                                                             ------------
                                                                                                               14,080,213
                                                                                                             ------------

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------


         SHARES                                                                                               FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    VENTURE CAPITAL (0.41%)
           22,800   HBM BioVentures AG - (Switzerland) *,**                                                  $    544,030
                                                                                                             ------------
                    TOTAL COMMON STOCK (Cost $182,987,608)                                                    182,826,319
                                                                                                             ------------
                    PREFERRED STOCKS (1.77%)
                    ------------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.54%)
               27   Novelos Therapeutics, Inc., Series D  *,(d)                                                   731,499
                                                                                                             ------------
                    MEDICAL - GENERIC DRUGS (1.23%)
            1,905   Mylan, Inc.  *,(b), (d)                                                                     1,645,730
                                                                                                             ------------
                    TOTAL PREFERRED STOCKS (Cost $2,911,147)                                                    2,377,229
                                                                                                             ------------
                    WARRANTS (0.19%)
                    ----------------
                    DIAGNOSTIC KITS (0.00%)
          224,000   Adaltis, Inc., CAD 2.20, 05/02/12 *,**, (d)                                                     1,929
                                                                                                             ------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.17%)
           91,000   Anadys Pharmaceuticals, Inc., $2.75, 06/09/2014  (d)                                           80,990
          100,600   Entremed, Inc., $3.50, 12/27/09  *,(d)                                                             --
          695,000   Novelos Therapeutics, Inc., $1.25, 05/02/12  *,(d)                                             69,500
               45   Orchid Cellmark, Inc., $21.70, 07/24/11  *,(d)                                                     --
               45   Orchid Cellmark, Inc., $23.50, 09/20/11  *,(d)                                                     --
              120   Orchid Cellmark, Inc., $8.05, 12/12/11  *,(d)                                                      --
          330,000   Targeted Genetics Corp., $3.25, 06/22/12  *,(d)                                                72,600
                                                                                                             ------------
                                                                                                                  223,090
                                                                                                             ------------
                    MEDICAL - DRUGS (0.00%)
           43,750   Oscient Pharmaceutical Corp., $2.22, 04/06/11 *,(d)                                             3,062
                                                                                                             ------------
                    THERAPEUTICS (0.02%)
          750,000   Adherex Technologies, Inc., CAD .40, 02/21/10 *,**, (d)                                            --
          224,991   Neurogen Corp., $2.30, 04/11/13 *                                                              20,249
           19,500   Vion Pharmaceuticals, Inc., $2.00, 02/15/10 *,(a), (d)                                             --
                                                                                                             ------------
                                                                                                                   20,249
                                                                                                             ------------
                    TOTAL WARRANTS (Cost $113,457)                                                                248,330
                                                                                                             ------------


       NUMBER OF
       CONTRACTS                                                                                              FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    CALL OPTIONS (0.96%)
                    --------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.02%)
              275   Vertex Pharmaceuticals, Inc. 8/22/09 $40.00 Call                                               24,750
                                                                                                             ------------
                    MEDICAL - DRUGS (0.62%)
              840   Schering-Plough Corporation 11/21/09 $22.50 Call                                              285,600
              515   Shire Plc 10/17/09 $42.50 Call                                                                133,900
              555   Wyeth 01/16/10 $45.00 Call                                                                    167,888
              800   Wyeth 1/16/10 $45.00 Call                                                                     242,000
                                                                                                             ------------
                                                                                                                  829,388
                                                                                                             ------------
                    MEDICAL - GENERIC DRUGS (0.20%)
              445   Teva Pharmaceutical Industries Ltd. 1/16/10 $45.00 Call                                       262,550
                                                                                                             ------------

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

       NUMBER OF
       CONTRACTS                                                                                              FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    CALL OPTIONS (CONTINUED)
                    ------------------------
                    OPTICAL SUPPLIES (0.02%)
               50   Alcon, Inc. 8/22/09 $115.00 Call                                                         $     31,500
                                                                                                             ------------

                    THERAPEUTICS (0.10%)
              400   Warner Chilcott Limited 10/17/09 $10.00 Call                                                  134,000
                                                                                                             ------------
                    TOTAL CALL OPTIONS (Cost $1,010,493)                                                        1,282,188
                                                                                                              ------------

                    PUT OPTIONS (0.01%)
                    -------------------
                    HEALTH & BIOTECHNOLOGY (0.01%)
              285   Ishares Nasdaq Biotechnology Index 7/18/09 $70.00 Put                                          15,675
                                                                                                             ------------
                    TOTAL PUT OPTIONS (Cost $42,860)                                                               15,675
                                                                                                             ------------
                    INVESTMENTS IN SECURITIES (Cost $193,317,231)                                             191,825,904
                                                                                                             ------------


         SHARES                                                                                               FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((37.23)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((36.72)%)
                    -----------------------------------------------
                    DRUG DELIVERY SYSTEMS ((3.23)%)
         (201,400)  Alkermes, Inc.  *                                                                          (2,179,148)
         (181,100)  Flamel Technologies - (France) *,**                                                        (1,267,700)
         (136,800)  Nektar Therapeutics  *                                                                       (886,464)
                                                                                                             ------------
                                                                                                               (4,333,312)
                                                                                                             ------------

                    MEDICAL - BIOMEDICAL/GENETICS ((8.40)%)
          (65,400)  Alnylam Pharmaceuticals, Inc.  *                                                           (1,456,458)
          (35,700)  AMAG Pharmaceuticals, Inc.  *                                                              (1,951,719)
         (327,900)  Antigenics, Inc.  *                                                                          (685,311)
         (721,300)  Ark Therapeutics Group PLC - (United Kingdom) *,**                                           (525,634)
         (184,200)  Bioms Medical Corp. - (Canada) **                                                            (440,932)
          (28,200)  Celldex Therapeutics, Inc.                                                                   (220,524)
          (37,600)  Geron Corp.  *                                                                               (288,392)
          (97,700)  Human Genome Sciences, Inc.  *                                                               (280,399)
          (55,000)  Illumina, Inc.  *                                                                          (2,141,700)
          (53,500)  Myriad Genetics, Inc.  *                                                                   (1,907,275)
          (29,700)  OncoGenex Pharmaceutical, Inc.  *                                                            (649,836)
         (101,900)  Zeltia S.A. - (Spain) **                                                                     (723,222)
                                                                                                             ------------
                                                                                                              (11,271,402)
                                                                                                             ------------

                    MEDICAL - DRUGS ((14.59)%)
         (195,000)  Chugai Pharmaceutical Co., Ltd. - (Japan) **                                               (3,718,713)
         (100,000)  Daiichi Sankyo Co., Ltd. - (Japan) **                                                      (1,790,952)
         (250,000)  Dainippon Sumitomo Pharma Co., Ltd. - (Japan) **                                           (2,186,868)
         (111,500)  Eli Lilly & Co.                                                                            (3,862,360)
         (145,100)  H. Lundbeck A/S - (Denmark) **                                                             (2,760,322)
         (190,000)  Mitsubishi Tanabe Pharma Corp. - (Japan) **                                                (2,185,832)
          (10,000)  Myriad Pharmaceuticals, Inc.  *                                                               (46,500)
          (18,900)  Novo Nordisk A/S - (Denmark) **                                                            (1,021,679)
          (52,000)  Valeant Pharmaceuticals International  *                                                   (1,337,440)

     The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009


         SHARES                                                                                               FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    MEDICAL - DRUGS (CONTINUED)
          (28,900)  Xenoport, Inc.  *                                                                        $   (669,613)
                                                                                                             ------------
                                                                                                              (19,580,279)
                                                                                                             ------------

                    MEDICAL - OUTPATIENT/HOME MEDICINE ((0.58)%)
          (33,400)  Lincare Holdings, Inc.  *                                                                    (785,568)
                                                                                                             ------------

                    MEDICAL PRODUCTS ((1.00)%)
          (72,800)  Luminex Corp.  *                                                                           (1,349,712)
                                                                                                             ------------

                    OPTICAL SUPPLIES ((0.88)%)
          (24,700)  Essilor International  SA - (France) **                                                    (1,177,246)
                                                                                                             ------------

                    STOCK INDEX ((5.93)%)
         (112,100)  Powershares QQQQ                                                                           (4,078,198)
          (42,200)  SPDR Trust Series 1                                                                        (3,880,290)
                                                                                                             ------------
                                                                                                               (7,958,488)
                                                                                                             ------------

                    THERAPEUTICS ((2.11)%)
          (74,000)  Cypress Bioscience, Inc.  *                                                                  (697,080)
          (60,402)  Hemispherx, Biopharma, Inc.  *                                                               (153,421)
          (76,300)  Isis Pharmaceuticals, Inc.  *                                                              (1,258,950)
          (86,100)  Medarex, Inc.  *                                                                             (718,935)
                                                                                                             ------------
                                                                                                               (2,828,386)
                                                                                                             ------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(49,091,742))                           (49,284,393)
                                                                                                             ------------


       NUMBER OF
       CONTRACTS                                                                                              FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    WRITTEN OPTIONS ((0.51)%)
                    -------------------------
                    HEALTH & BIOTECHNOLOGY ((0.11)%)
             (435)  Ishares Nasdaq Biotechnology Index 7/18/09 $70.00 Call                                       (139,200)
                                                                                                             ------------

                    MEDICAL - BIOMEDICAL/GENETICS ((0.07)%)
             (400)  Alexion Pharmaceuticals, Inc. 1/16/10 $15.00 Put                                               (6,000)
             (160)  Dendreon Corporation 1/16/10 $10.00 Put                                                        (9,920)
             (260)  Vertex Pharmaceuticals, Inc. 8/22/09 $35.00 Call                                              (71,500)
                                                                                                             ------------
                                                                                                                  (87,420)
                                                                                                             ------------

                    MEDICAL - DRUGS ((0.33)%)
             (255)  Allergan, Inc. 7/18/09 $40.00 Put                                                              (1,275)
             (840)  Schering-Plough Corporation 11/21/09 $21.00 Put                                               (48,300)
             (840)  Schering-Plough Corporation 11/21/09 $25.00 Call                                             (138,600)
             (510)  Shire Plc 10/17/09 $35.00 Put                                                                 (44,625)
             (555)  Wyeth 01/16/10 $50.00 Call                                                                    (38,850)
             (800)  Wyeth 1/16/10 $40.00 Put                                                                     (120,000)
             (800)  Wyeth 1/16/10 $50.00 Call                                                                     (56,000)
                                                                                                             ------------
                                                                                                                 (447,650)
                                                                                                             ------------

                    OPTICAL SUPPLIES (0.00%)
             (155)  Alcon, Inc. 8/22/09 $90.00 Put                                                                 (4,263)
                                                                                                             ------------

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009

       NUMBER OF
       CONTRACTS                                                                                              FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    WRITTEN OPTIONS (CONTINUED)
                    ---------------------------
                    THERAPEUTICS (0.00%)
             (270)  Allos Therapeutics, Inc. 7/18/09 $5.00 Put                                               $     (2,700)
                                                                                                             ------------
                    TOTAL WRITTEN OPTIONS (Premiums $(741,048))                                                  (681,233)
                                                                                                             ------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(49,832,790))                               (49,965,626)
                                                                                                             ------------
                    DERIVATIVE CONTRACTS ((1.11)%)
                    ------------------------------
                    SWAPS ((1.11)%)
                    Equity Swap, short exposure                                                                (1,488,400)
                                                                                                             ------------
                    TOTAL SWAPS --                                                                             (1,488,400)
                                                                                                             ------------
                    TOTAL DERIVATIVE CONTRACTS  --                                                             (1,488,400)
                                                                                                             ------------
         TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET
         PURCHASED AND DERIVATIVE CONTRACTS -- 104.59%                                                        140,371,878
                                                                                                             ------------
         OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.59)%                                                (6,161,553)
                                                                                                             ------------
         TOTAL NET ASSETS -- 100.00%                                                                         $134,210,325
                                                                                                             ============

*    Non-income producing security
**   Foreign
*** Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total Market value of Rule 144A securities owned amounted to $2,587,883, which represented 1.93% of net assets at June 30, 2009.
(a) Private equity investment valued at fair value. The fair value of investments amounted to $5,076,163 which represented 3.78% of the net assets at June 30, 2009.
(b) Partially or wholly held ($173,241,618.81 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(c)  American Depository Receipt
(d) Private investment in public equity (freely tradeable) at market value. CAD - Canadian Dollar

EQUITY SWAPS
------------
UBS EUCALYPTUS FUND, L.L.C. HAD THE FOLLOWING OPEN EQUITY SWAPS AS OF JUNE 30, 2009:

     NOTIONAL       MATURITY                                                                              UNREALIZED
      AMOUNT         DATE                             DESCRIPTION                                APPRECIATION/(DEPRECIATION)
      ------         ----                             -----------                                ---------------------------
       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
 $(1,028,774.36)             the GS Orbimed Cancer Basket in an exchange for an amount to be
                             paid monthly, equal to the USD LIBOR-BBA Monthly plus 85 bps.                $   (57,531)

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
 $(12,544,155.20)            the Orbimed Custom Index Modified Short Hedge in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus
                             80 bps.                                                                      $(1,430,869)
                                                                                                          -----------
                                                                                                          $(1,488,400)
                                                                                                          ===========

----------
* Perpetual maturity. Resets monthly.

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


ASSETS TABLE
-------------------------------------------------------------------------------------------------------------------------
                                                                                              LEVEL 2         LEVEL 3
                                                           TOTAL FAIR                       SIGNIFICANT     SIGNIFICANT
                                                            VALUE AT          LEVEL 1       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                                06/30/2009      QUOTED PRICES      INPUTS          INPUTS
-------------------------------------------------------------------------------------------------------------------------
Investments in Securities
    Corporate Bonds
        Medical - Drugs                                   $  4,878,163     $         --      $     --       $4,878,163
        Therapeutics                                           198,000               --            --          198,000
                                                          ------------------------------------------------------------
    TOTAL CORPORATE BONDS                                    5,076,163               --            --        5,076,163
                                                          ------------------------------------------------------------
    Common Stock
        Dental Supplies & Equipment                          3,021,000        3,021,000            --               --
        Diagnostic Equipment                                 1,500,883        1,500,883            --               --
        Drug Delivery Systems                                  728,955          728,955            --               --
        Instruments - Controls                               5,141,097        5,141,097            --               --
        Medical - Biomedical/Genetics                       61,255,362       61,255,362            --               --
        Medical - Drugs                                     68,801,362       68,801,362            --               --
        Medical - Generic Drugs                             12,056,777       12,056,777            --               --
        Medical - HMO                                        2,144,200        2,144,200            --               --
        Medical Instruments                                  1,069,200        1,069,200            --               --
        Medical Products                                    12,483,240       12,483,240            --               --
        Therapeutics                                        14,080,213       14,080,213            --               --
        Venture Capital                                        544,030          544,030            --               --
                                                          ------------------------------------------------------------
    TOTAL COMMON STOCK                                     182,826,319      182,826,319            --               --
                                                          ------------------------------------------------------------
    Preferred Stocks
        Medical - Biomedical/Genetics                          731,499               --       731,499               --
        Medical - Generic Drugs                              1,645,730        1,645,730            --               --
                                                          ------------------------------------------------------------
    TOTAL PREFERRED STOCKS                                   2,377,229        1,645,730       731,499               --
                                                          ------------------------------------------------------------
    Warrants
        Diagnostic Kits                                          1,929               --         1,929               --
        Medical - Biomedical/Genetics                          223,090               --       223,090               --
        Medical - Drugs                                          3,062               --         3,062               --
        Therapeutics                                            20,249               --        20,249               --
                                                          ------------------------------------------------------------
    TOTAL WARRANTS                                             248,330               --       248,330               --
                                                          ------------------------------------------------------------
    Call Options
        Medical - Biomedical/Genetics                           24,750           24,750            --               --
        Medical - Drugs                                        829,388          829,388            --               --
        Medical - Generic Drugs                                262,550          262,550            --               --
        Optical Supplies                                        31,500           31,500            --               --
        Therapeutics                                           134,000          134,000            --               --
                                                          ------------------------------------------------------------
    TOTAL CALL OPTIONS                                       1,282,188        1,282,188            --               --
                                                          ------------------------------------------------------------
    Put Options
        Health & Biotechnology                                  15,675           15,675            --               --
                                                          ------------------------------------------------------------
    TOTAL PUT OPTIONS                                           15,675           15,675            --               --
                                                          ------------------------------------------------------------
INVESTMENTS IN SECURITIES                                 $191,825,904     $185,769,912      $979,829       $5,076,163
                                                          ------------------------------------------------------------
TOTAL ASSETS                                              $191,825,904     $185,769,912      $979,829       $5,076,163
                                                          ------------------------------------------------------------

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009

LIABILITIES TABLE
-------------------------------------------------------------------------------------------------------------------------
                                                                                               LEVEL 2         LEVEL 3
                                                           TOTAL FAIR                        SIGNIFICANT     SIGNIFICANT
                                                            VALUE AT         LEVEL 1         OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                                06/30/2009     QUOTED PRICES        INPUTS          INPUTS
-------------------------------------------------------------------------------------------------------------------------
Securities Sold, Not Yet Purchased
    Common Stock Sold, Not Yet Purchased
        Drug Delivery Systems                             $ (4,333,312)    $ (4,333,312)     $        --        $      --
        Medical - Biomedical/Genetics                      (11,271,402)     (11,271,402)              --               --
        Medical - Drugs                                    (19,580,279)     (19,580,279)              --               --
        Medical - Outpatient/Home Medicine                    (785,568)        (785,568)              --               --
        Medical Products                                    (1,349,712)      (1,349,712)              --               --
        Optical Supplies                                    (1,177,246)      (1,177,246)              --               --
        Stock Index                                         (7,958,488)      (7,958,488)              --               --
        Therapeutics                                        (2,828,386)      (2,828,386)              --               --
                                                          ---------------------------------------------------------------
    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED             (49,284,393)     (49,284,393)              --               --
                                                          ---------------------------------------------------------------
    Written Options
        Health & Biotechnology                                (139,200)        (139,200)              --               --
        Medical - Biomedical/Genetics                          (87,420)         (87,420)              --               --
        Medical - Drugs                                       (447,650)        (447,650)              --               --
        Optical Supplies                                        (4,263)          (4,263)              --               --
        Therapeutics                                            (2,700)          (2,700)              --               --
                                                          ---------------------------------------------------------------
    TOTAL WRITTEN OPTIONS                                     (681,233)        (681,233)              --               --
                                                          ---------------------------------------------------------------
SECURITIES SOLD, NOT YET PURCHASED                        $(49,965,626)    $(49,965,626)     $        --        $      --
                                                          ---------------------------------------------------------------
Derivative Contracts
    Swaps                                                   (1,488,400)              --       (1,488,400)              --
                                                          ---------------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS                                $ (1,488,400)    $         --      $(1,488,400)       $      --
                                                          ---------------------------------------------------------------
TOTAL LIABILITIES                                         $(51,454,026)    $(49,965,626)     $(1,488,400)       $      --

    The preceding notes are an integral part of these financial statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


------------------------------------------------------------------------------------------------------------------------------------
                                                                            CHANGE IN                       TRANSFERS
                               BALANCE AS     ACCRUED                      UNREALIZED                       IN AND/OR     BALANCE AS
                            OF DECEMBER 31,  DISCOUNTS   REALIZED GAIN/   APPRECIATION/    NET PURCHASES/     OUT OF     OF JUNE 30,
DESCRIPTION                      2008        /PREMIUMS       (LOSS)       DEPRECIATION         (SALES)       LEVEL 3         2009
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities
------------------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS
------------------------------------------------------------------------------------------------------------------------------------
   Medical -
   Biomedical/Genetics         1,748,897          --       (705,149)          412,103      (1,455,851)        --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Medical - Drugs             7,032,945      65,279       (223.859)        1,354,749      (3,350,951)        --          4,878,163
------------------------------------------------------------------------------------------------------------------------------------
   Therapeutics                  120,000          --             --            78,000              --         --            198,000
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS       8,901,842      65,279       (929,008)        1,844,852      (4,806,802)        --          5,076,163
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS
------------------------------------------------------------------------------------------------------------------------------------
   Medical - Generic Drugs       360,045          --       (203,831)            4,571        (160,785)        --                 --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL COMMON STOCKS           360,045          --       (203,831)            4,571        (160,785)        --                 --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   WARRANTS
------------------------------------------------------------------------------------------------------------------------------------
   Therapeutics                      586          --             --              (586)             --         --                 --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL WARRANTS                    586          --             --              (586)             --         --                 --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   ENDING BALANCE              9,262,473      65,279     (1,132,839)        1,848,837      (4,967,587)        --          5,076,163
------------------------------------------------------------------------------------------------------------------------------------


Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of June 30, 2009 is $1,848,837.


                                                                   JUNE 30, 2009
INVESTMENTS IN SECURITIES - BY COUNTRY              PERCENTAGE OF NET ASSETS (%)
--------------------------------------              ----------------------------
  United States                                                          85.66%
  Switzerland                                                             6.27%
  Ireland                                                                 6.10%
  Japan                                                                   5.26%
  Germany                                                                 3.11%
  Israel                                                                  2.09%
  Bermuda                                                                 0.73%
  United Kingdom                                                          0.51%
  Canada                                                                  0.01%
  Spain                                                                 (0.54%)
  Denmark                                                               (1.68%)
  France                                                                (1.82%)




                                                                   JUNE 30, 2009
INVESTMENTS IN DERIVATIVE CONTRACTS - BY COUNTRY    PERCENTAGE OF NET ASSETS (%)
 -----------------------------------------------    ----------------------------
  United States                                                         (1.11%)

     The preceding notes are an integral part of these financial statements.

ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.


     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Eucalyptus Fund, L.L.C.
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       September 3, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       September 3, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       September 3, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.